Subsequent Events (Details Narrative) (Subsequent Event, USD $)	1 Months Ended
Jul. 31, 2014
Oil And Gas Activities
Subsequent Event [Line Items]
Costs incurred, exploration costs	$ 44,969
Common Stock Registered
Subsequent Event [Line Items]
Registration of common stock	In July 2014, the Company filed a Form S-1 with the SEC to register 6,988,574 shares of its common stock, consisting of 2,892,858 shares of common stock issuable upon the conversion of the Series A 6% Convertible Preferred Stock, 2,892,858 shares of common stock issuable upon the exercise of warrants, 867,858 shares of common stock reserved for the payment in stock of all dividends of the Series A 6% Convertible Preferred Stock for five years and 335,000 shares of common stock currently held by certain shareholders.